Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities
Note 9	Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable-rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed-rate debt. We have entered into interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement (see Note 8—Long Term Debt).

On December 22, 2011, we amended our interest rate swap agreements with an aggregate notional amount of $448.5 million between Intelsat Jackson and respective counterparties to the interest rate swaps. These amendments resulted in a change to the maturity date, the applicable fixed rate of interest that we pay and certain termination events.

During the first quarter of 2012, we amended our interest rate swap agreements with an aggregate notional amount of $1.2 billion between Intelsat Jackson and respective counterparties to the interest rate swaps. These amendments resulted in a change to the maturity date, the applicable fixed rate of interest that we pay and certain termination events.

As of September 30, 2012, we held interest rate swaps with aggregate notional amounts of $731.4 million and $1.6 billion which mature in March 2013 and January 2016, respectively. These swaps were entered into, as further described below, to economically hedge the variability in cash flow on a portion of the floating-rate term loans under our senior secured and unsecured credit facilities, but have not been designated as hedges for accounting purposes. On a quarterly basis, we receive a floating rate of interest equal to the three-month LIBOR and pay a fixed rate of interest. On the interest rate reset date of September 14, 2012, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.39%.

Additionally, as of September 30, 2012, New Dawn had a floating-to-fixed interest rate swap to hedge future interest payments on its senior and mezzanine term loan facilities. The interest rate swap had an effective date of July 7, 2011, maturing on July 7, 2014, with a notional amount of $65.5 million for the mezzanine loan and varying notional amounts for the senior loan. We received an interest rate of three-month LIBOR and paid a fixed coupon of 3.72%. On the interest rate reset date of July 5, 2012, the interest rate which the counterparties utilized to compute interest due to us was 0.46%. This swap was undesignated as a hedge for accounting purposes. In July 2012, in conjunction with the prepayment of $112.2 million of New Dawn debt made out of restricted cash, we settled $69.0 million notional amount under the New Dawn interest rate swap associated with the senior term loan facilities for $4.1 million (see Note 8—Long-Term Debt—New Dawn Credit Facilities). On October 5, 2012, in conjunction with the repayment of the remaining New Dawn debt related to the New Dawn Equity Purchase (see Note 6(b)—Investments—New Dawn), we made a $5.3 million termination payment to the respective counterparties on New Dawn’s interest rate swap agreement, effectively settling the remaining notional amount.

The counterparties to our interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swaps, our exposure is limited to the interest rate differential on the notional amount at each quarterly settlement period over the life of the agreement. We do not anticipate non-performance by the counterparties.

All of our interest rate swaps were undesignated as of September 30, 2012. The swaps are marked-to-market quarterly with any change in fair value recorded within losses on derivative financial instruments in our condensed consolidated statements of operations. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements of our derivatives. The fair value measurement of derivatives could result in either a net asset or a net liability position for us. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting arrangements as applicable and necessary. When the swaps are in a net liability position for us, the credit valuation adjustments are calculated by determining the total expected exposure of the derivatives, incorporating the current and potential future exposures and then applying an applicable credit spread to the exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from traded levels of our debt. Accordingly, as of September 30, 2012, we recorded a non-cash credit valuation adjustment of approximately $7.8 million as a reduction to our liability.

Put Option Embedded Derivative Instrument

On the date of issuance of Intelsat Sub Holdco’s 8 7/8% Senior Notes due 2015 (the “2015 Intelsat Sub Holdco Notes, Series B”), we determined that these debt instruments contained a contingent put option clause within the host contract, which afforded the holders of the notes the option to require the issuer to repurchase such notes at 101% of their principal amount in the event of a change of control, as defined in the indenture governing the notes. In our evaluation of the financing arrangement, we concluded that the contingent put option required bifurcation in accordance with current accounting standards under FASB ASC Topic 815, Derivatives and Hedging. We therefore bifurcated the contingent put option and carried it as a derivative liability at fair value. We estimated the fair value of the derivative on the date of inception using a standard valuation technique, which places the most significant emphasis upon the estimated date and probability of a change of control and incorporated the issue price, maturity date and change of control put price. We subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. The fair value of the embedded derivative was calculated as $4.3 million at December 31, 2010. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B. Therefore, we derecognized the embedded derivative liability and the value at December 31, 2011 was $0. We recorded a gain of $4.3 million included in losses on derivative financial instruments in our condensed consolidated statement of operations during the nine months ended September 30, 2011 to adjust the fair market value of the put option embedded derivative to $0.

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	September 30, 2012
Undesignated interest rate swaps	Other current liabilities	$14,828	$13,340
Undesignated interest rate swaps	Other long-term liabilities	80,690	76,485

Total derivatives		$95,518	$89,825

The following table sets forth the effect of the derivative instruments on the condensed consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Undesignated interest rate swaps	Losses on derivative financial instruments	$28,458	$37,651
Put option embedded derivative	Losses on derivative financial instruments	(4,295)	—

Total losses on derivative financial instruments		$24,163	$37,651

Note 11	Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed rate debt. In order to mitigate this risk, we have entered into interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement (see Note 10—Long-Term Debt).

On December 22, 2011 we amended our interest rate swap agreements with an aggregate notional amount of $448.5 million between Intelsat Jackson and respective counterparties to the interest rate swaps. These amendments resulted in a change to the maturity date, the applicable fixed rate of interest that we pay and certain termination events.

As of December 31, 2011, we held interest rate swaps with aggregate notional amounts of $1.9 billion and $448.5 million that mature in March 2013 and January 2016, respectively. These swaps were entered into as further described below to economically hedge the variability in cash flow on a portion of the floating-rate term loans under our senior secured and unsecured credit facilities, but have not been designated as hedges for accounting purposes. On a quarterly basis, we receive a floating rate of interest equal to the three-month LIBOR and pay a fixed rate of interest. On the interest rate reset date of December 14, 2011, the interest rate which the counterparties utilized to compute interest due to us was 0.54%.

Additionally, New Dawn had a zero-coupon interest rate swap with varying notional amounts that matured on July 7, 2011. As of December 31, 2011, New Dawn had a floating-to-fixed interest rate swap to hedge future interest payments on its senior and mezzanine term loan facilities. The interest rate swap has an effective date of July 7, 2011, maturing on July 7, 2014, with a notional amount of $65.5 million for the mezzanine loan and varying notional amounts for the senior loan. We receive an interest rate of three-month LIBOR and pay a fixed coupon of 3.72%. On the interest rate reset date of October 5, 2011, the interest rate which the counterparties utilized to compute interest due to us was 0.38%. Both of these swaps were undesignated as hedges for accounting purposes.

The counterparties to our interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swaps, our exposure is limited to the interest rate differential on the notional amount at each quarterly settlement period over the life of the agreement. We do not anticipate non-performance by the counterparties.

All of these interest rate swaps were undesignated as of December 31, 2011. The swaps are marked-to-market quarterly with any change in fair value recorded within (gains) losses on derivative financial instruments in our consolidated statements of operations. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements of our derivatives. The fair value measurement of derivatives could result in either a net asset or a net liability position for us. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting arrangements as applicable and necessary. When the swaps are in net liability position for us, the credit valuation adjustments are calculated by determining the total expected exposure of the derivatives, incorporating the current and potential future exposures and then applying an applicable credit spread to the exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from traded levels of our debt. Accordingly, as of December 31, 2011 we recorded a non-cash credit valuation adjustment of approximately $4.0 million as a reduction to our liability.

As of December 31, 2010 and December 31, 2011, $6.4 million and $14.8 million was included in other current liabilities, respectively, and $141.4 million and $80.7 million was included in other long-term liabilities, respectively, within our consolidated balance sheets related to the interest rate swaps. The $14.8 million in other current liabilities at December 31, 2011 includes $10.4 million related to the portion of the New Dawn insurance proceeds that we anticipate will be used to pay down a portion of the New Dawn interest rate swap (see Note 7—Satellites and Other Property and Equipment—2011 Anomalies).

Put Option Embedded Derivative Instrument

At the date of issuance of the 2015 Intelsat Sub Holdco Notes, Series B, we determined that these debt instruments contained a contingent put option clause within the host contract, which afforded the holders of the notes the option to require the issuer to repurchase such notes at 101% of their principal amount in the event of a change of control, as defined in the indenture governing the notes. In our evaluation of the financing arrangement, we concluded that the contingent put option required bifurcation in accordance with current accounting standards under FASB ASC 815. We therefore bifurcated the contingent put option and carried it as a derivative liability at fair value. We estimated the fair value of the derivative on the date of inception using a standard valuation technique, which places the most significant emphasis upon the estimated date and probability of a change of control and incorporated the issue price, maturity date and change of control put price. We subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. The fair value of the embedded derivative was calculated as $4.3 million at December 31, 2010. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B (see Note10—Long-Term Debt for further discussion). Therefore, we derecognized the embedded derivative liability and the value at December 31, 2011 was $0. We recorded a gain of $10.3 million during the year ended December 31, 2010 as well as a gain of $4.3 million during the year ended December 31, 2011 which adjusted the fair market value of the put option embedded derivative to $0, both of which are included in losses on derivative financial instruments in our consolidated statement of operations.

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2010	December 31, 2011
Undesignated interest rate swaps	Other current liabilities	$6,404	$14,828
Undesignated interest rate swaps	Other long-term liabilities	141,411	80,690

Put option embedded derivative	Other long-term liabilities	4,295	—

Total derivatives		$152,110	$95,518

The following table sets forth the effect of the derivative instruments on the consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Undesignated interest rate swaps	Losses on derivative financial instruments	$24,121	$99,814	$28,930
Put option embedded derivative	Losses on derivative financial instruments	(21,440)	(10,305)	(4,295)

Total losses on derivative financial instruments		$2,681	$89,509	$24,635